Cash and cash equivalents (Schedule of Cash and Cash Equivalents) (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($) [1]	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	[1]	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)
Disclosure of financial assets [line items]
Cash in bank	₪ 18,546	$ 5,269	₪ 72,965
Short-term bank deposits	132,061	37,517	122,753
Cash and cash equivalents	₪ 150,607	$ 42,786	₪ 195,718	$ 55,602		₪ 201,822	₪ 121,860

[1]	Convenience Translation into US Dollars.